Related party transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CITIC-Prudential Life Insurance Company Limited
Related parties
Additional growth capital	$ 174	$ 174	$ 176